Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	3 Months Ended
Mar. 31, 2021 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,148,004
Granted during the period	80,060
Exercised during the period	(78,993)
Forfeited during the period	(39,129)
Expired during the period
Ending balance	6,109,942
Vested at the balance sheet date	3,285,203
Beginning balance	€ 69.97
Granted during the period	132.10
Exercised during the period	25.96
Forfeited during the period	108.59
Expired during the period
Ending balance	71.10
Vested at the balance sheet date	€ 42.20